Expense Example - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2025 Fund - Fidelity Advisor Managed Retirement 2025 Fund - Class Z6
Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 343